10. Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

The intangible assets will be amortized over 24 months using the straight line method.

	December 31,	December 31,
	2014	2013
Other intangibles	$714,658	$160,000
Non-competition agreement	500,000	500,000
Less: accumulated amortization	(945,509)	(354,022)
Intangible assets, net	$269,149	$305,978